Commitments and Contingency (Details) - USD ($)		3 Months Ended		12 Months Ended
	Apr. 15, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencie (Textual)
Lease expiration year, description		Expired in May 2017, it was renewed and to expire in May 2020.
Future minimum lease payment, Current year		$ 77,000
Future minimum lease payment, Second year		77,000
Future minimum lease payment, Third year		13,000
Japan office [Member]
Commitments and Contingencie (Textual)
Lease rental expenses		9,731	$ 8,587	$ 55,043
Future minimum lease payment, Current year		$ 12,000
Consumption tax rate description		The 8% Japan consumption tax.
Asia Sat [Member]
Commitments and Contingencie (Textual)
Debt amount			8,013,495
Total future payments			7,411,616
Deposit			775,000
Wrongly recorded payable balance			1,376,879
California [Member]
Commitments and Contingencie (Textual)
Lease rental expenses		$ 19,338	$ 15,618	$ 71,152	$ 62,472	$ 39,045
Taiwan [Member]
Commitments and Contingencie (Textual)
Lease expiration year, description		Expiring October 31, 2018
Lease rental expenses		$ 24,000
Total future payments		$ 56,000
Satellites service agreement [Member]
Commitments and Contingencie (Textual)
Lease term			3 years
Lease effective date			Mar. 15, 2017
Prepay outstanding amount	$ 285,300
Deposit	$ 95,100